Inventory, net (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) lb	Dec. 31, 2017 USD ($) lb
Disclosure of inventory net [Line Items]
Mineral deposits inventory gross	$ 37,803	$ 19,435
Impairment of mineral deposits	(1,467)	(1,467)
Mineral deposits invenory, net	36,336	17,968
Mineral deposits inventory, current	33,383	14,730
Mineral deposits inventory, noncurrent	$ 2,953	$ 3,238
Inventory units in dry metric tonne | lb	2,160,419	1,329,469
Mineral in stock piles [Member]
Disclosure of inventory net [Line Items]
Mineral deposits inventory gross	$ 5,297	$ 7,173
Inventory units in dry metric tonne | lb	342,411	463,746
Fresh mineral in plant [Member]
Disclosure of inventory net [Line Items]
Mineral deposits inventory gross	$ 32,506	$ 11,983
Inventory units in dry metric tonne | lb	1,818,008	835,613
Tail Mineral [Member]
Disclosure of inventory net [Line Items]
Mineral deposits inventory gross	$ 0	$ 279
Inventory units in dry metric tonne | lb	0	30,110